Investments Under Resale Agreements and Obligations Under Repurchase Agreements	12 Months Ended
Dec. 31, 2021
Disclosure of repurchase and reverse repurchase agreements [text block] [Abstract]
Investments under resale agreements and obligations under repurchase agreements
8.	Investments under Resale Agreements and Obligations under Repurchase Agreements:

(a)	Rights arising from resale agreements: The Bank provides financing to its customers through resale agreements and securities lending, in which the financial instrument serves as collateral. As of December 31, 2020 and 2021, the Bank has the following receivables resulting from such transactions:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Central Bank promissory notes	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by the Chilean Government and Central Bank	10,006	—	—	—	—	—	—	—	—	—	—	—	10,006	—
Subtotal	10,006	—	—	—	—	—	—	—	—	—	—	—	10,006	—
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	29,089	37,763	20,591	14,013	16,721	12,589	—	—	—	—	—	—	66,401	64,365
Subtotal	29,089	37,763	20,591	14,013	16,721	12,589	—	—	—	—	—	—	66,401	64,365
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	39,095	37,763	20,591	14,013	16,721	12,589	—	—	—	—	—	—	76,407	64,365

Securities received:

As part of investments under resale agreements the Bank has received securities that it is allowed to sell or give as collateral in case the owner of these instruments enters into default or in bankruptcy. As of December 31, 2021 the Bank held securities with a fair value of Ch$65,531 million (Ch$82,585 million in 2020).

(b)	Obligations arising from repurchase agreements: The Bank obtains financing by selling financial instruments and agreeing to repurchase them in the future, plus interest at a prefixed rate. As of December 31, 2020 and 2021, the repurchase agreements are the following:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Central Bank promissory notes	183,083	—	—	—	—	—	—	—	—	—	—	—	183,083	—
Other instruments issued by the Chilean Government and Central Bank	47,763	351	—	—	—	—	—	—	—	—	—	—	47,763	351
Subtotal	230,846	351	—	—	—	—	—	—	—	—	—	—	230,846	351
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	57,648	84,996	43	—	—	52	—	—	—	—	—	—	57,691	85,048
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	380	2,320	—	4	—	—	—	—	—	—	—	—	380	2,324
Subtotal	58,028	87,316	43	4	—	52	—	—	—	—	—	—	58,071	87,372
Instruments issued by foreign institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	7,286	—	—	—	—	—	—	—	7,286
Subtotal	—	—	—	—	—	7,286	—	—	—	—	—	—	—	7,286
Total	288,874	87,667	43	4	—	7,338	—	—	—	—	—	—	288,917	95,009

Securities sold:

The fair value of the financial instruments delivered as collateral by the Bank and its subsidiaries, in sales transactions with repurchase agreements and securities lending as of December 31, 2021 amounts to Ch$85,322 million (Ch$288,523 million in December 2020). In the event that the Bank and its subsidiaries enter into default or bankruptcy, the counterparty is authorized to sell or deliver these investments as collateral.